Income Taxes (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Inventory	$ 6,509	$ 5,538
Allowance for doubtful accounts	2,255	2,270
Unused investment tax credits	6,017	22,835
Unused loss carryforward-regular tax	28,098	26,388
Unused loss carryforward-undistributed earnings tax	10,229	8,654
Other	1,845	1,992
Total gross deferred tax assets	54,953	67,677
Less: valuation allowance	(38,347)	(44,995)	(44,825)	(53,437)
Net deferred tax assets	16,606	22,682
Deferred tax liabilities:
Excess tax benefit for share-based compensation	(2,032)	0
Prepaid pension cost	(396)	(401)
Acquired intangible assets	(2,180)	(3,015)
Other	(119)	(78)
Total gross deferred tax liabilities	(4,727)	(3,494)
Net deferred tax assets	$ 11,879	$ 19,188